Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Leasehold improvements	Machinery and equipment	Office furbishing and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2023	$3,073,809	$4,829,343	$5,335,825	$15,505,385	$108,909	$3,133,883	$3,954,153	$35,941,307
Additions	-	36,276	34,260	154,597	-	19,448	-	244,581
Disposals	(988,790)	-	(2,609,458)	(306,145)	-	-	(362,163)	(4,266,556)
Transfer in (out)	-	-	-	73,293	(73,293)	-	-	-
Exchange differences	(34,997)	(18,507)	(80,975)	(63,111)	(2,153)	(12,106)	(20,085)	(231,934)
At December 31, 2024	$2,050,022	$4,847,112	$2,679,652	$15,364,019	$33,463	$3,141,225	$3,571,905	$31,687,398
Additions	28,563	45,973	63,200	456,752	24,534	188,424	-	807,446
Disposals	(359,933)	(169,481)	(49,271)	-	-	(71,221)	(2,920,765)	(3,570,671)
Transfer in (out)	-	35,075	-	-	(35,075)	-	-	-
Reclassify to held for sale assets	-	-	(143,440)	(132,258)	-	-	-	(275,698)
Exchange differences	164,388	429,596	228,688	1,367,253	2,575	285,272	105,816	2,583,588
At December 31, 2025	$1,883,040	$5,188,275	$2,778,829	$17,055,766	$25,497	$3,543,700	$756,956	$31,232,063

Accumulated Depreciation
At December 31, 2023	$2,605,039	$4,761,599	$5,015,520	$13,880,678	$-	$1,680,593	$3,954,153	$31,897,582
Depreciation charged for the year	101,235	48,875	122,119	373,205	-	426,191	-	1,071,625
Disposals	(988,784)	-	(2,607,288)	(304,070)	-	-	(362,163)	(4,262,305)
Exchange differences	(31,330)	(17,940)	(80,027)	(57,234)	-	3,256	(20,085)	(203,360)
At December 31, 2024	$1,686,160	$4,792,534	$2,450,324	$13,892,579	$-	$2,110,040	$3,571,905	$28,503,542
Depreciation charged for the year	95,910	43,558	108,794	435,025	-	414,692	-	1,097,979
Disposals	(345,094)	(139,839)	(49,145)	-	-	(71,221)	(2,920,765)	(3,526,064)
Reclassify to held for sale assets	-	-	(132,830)	(128,138)	-	-	-	(260,968)
Exchange differences	137,509	424,411	211,411	1,247,482	-	202,040	105,816	2,328,669
At December 31, 2025	$1,574,485	$5,120,664	$2,588,554	$15,446,948	$-	$2,655,551	$756,956	$28,143,158

Net book value
At December 31, 2024	$363,862	$54,578	$229,328	$1,471,440	$33,463	$1,031,185	$-	$3,183,856
At December 31, 2025	$308,555	$67,611	$190,275	$1,608,818	$25,497	$888,149	$-	$3,088,905